Loans, Impaired Loans and Allowance for Credit Losses - Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations (Detail)	12 Months Ended
	Apr. 30, 2020 $ / bbl $ / lb	Oct. 31, 2019 $ / bbl $ / lb
Base case scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(9.50%)	1.90%
Unemployment rate, average %	11.70%	5.80%
Bank of Canada overnight rate target, average %	0.30%	1.40%
HPI - Housing Price Index, y/y % change	(6.50%)	2.30%
USDCAD exchange rate, average	1.39	1.29
Base case scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.80%	1.80%
Unemployment rate, average %	6.00%	5.80%
Bank of Canada overnight rate target, average %	1.20%	2.30%
HPI - Housing Price Index, y/y % change	3.70%	4.30%
USDCAD exchange rate, average	1.26	1.22
Base case scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(6.30%)	1.80%
Unemployment rate, average %	11.10%	3.90%
Base case scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.90%	1.80%
Unemployment rate, average %	4.90%	4.10%
Base case scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(7.80%)	0.50%
Unemployment rate, average %	7.00%	3.90%
Base case scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.80%	1.80%
Unemployment rate, average %	5.10%	4.40%
Base case scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.80%)	3.30%
Unemployment rate, average %	8.30%	6.40%
Base case scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	3.00%
Unemployment rate, average %	6.80%	5.80%
Base case scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.60%)	3.40%
Unemployment rate, average %	8.80%	6.50%
Base case scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.70%	3.60%
Unemployment rate, average %	7.30%	6.70%
Base case scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.40%	3.40%
Unemployment rate, average %	11.50%	9.40%
Base case scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.40%
Unemployment rate, average %	9.50%	8.30%
Base case scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.10%)	3.90%
Base case scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.00%	4.10%
Base case scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	27	54
Base case scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	53	59
Base case scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	2.42	2.74
Base case scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	2.91	3.14
Base case scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	(2.50%)	3.03%
Base case scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	4.10%	3.51%
Optimistic scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(7.90%)	2.40%
Unemployment rate, average %	11.20%	5.60%
Bank of Canada overnight rate target, average %	0.70%	1.60%
HPI - Housing Price Index, y/y % change	(5.80%)	2.70%
USDCAD exchange rate, average	1.39	1.28
Optimistic scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.10%	2.50%
Unemployment rate, average %	5.30%	4.60%
Bank of Canada overnight rate target, average %	1.80%	3.50%
HPI - Housing Price Index, y/y % change	4.00%	5.20%
USDCAD exchange rate, average	1.26	1.19
Optimistic scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.60%)	2.30%
Unemployment rate, average %	10.70%	3.70%
Optimistic scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.20%	2.50%
Unemployment rate, average %	4.50%	3.60%
Optimistic scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.50%)	1.00%
Unemployment rate, average %	5.30%	3.70%
Optimistic scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.90%	2.70%
Unemployment rate, average %	1.60%	3.60%
Optimistic scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.00%	4.50%
Unemployment rate, average %	7.60%	6.00%
Optimistic scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	4.90%
Unemployment rate, average %	5.00%	3.10%
Optimistic scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.00%	4.30%
Unemployment rate, average %	8.50%	6.00%
Optimistic scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.20%	4.70%
Unemployment rate, average %	6.50%	5.10%
Optimistic scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.70%	4.50%
Unemployment rate, average %	11.40%	8.70%
Optimistic scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.90%	4.50%
Unemployment rate, average %	8.90%	6.50%
Optimistic scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.10%	5.10%
Optimistic scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.50%	5.30%
Optimistic scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	28	56
Optimistic scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	61	73
Optimistic scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	2.47	2.78
Optimistic scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	3.10	3.49
Optimistic scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	(1.40%)	3.91%
Optimistic scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	4.50%	4.63%
Pessimistic scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(14.10%)	1.30%
Unemployment rate, average %	14.30%	6.10%
Bank of Canada overnight rate target, average %	0.30%	1.20%
HPI - Housing Price Index, y/y % change	(8.40%)	2.00%
USDCAD exchange rate, average	1.50	1.30
Pessimistic scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	6.40%	1.20%
Unemployment rate, average %	6.70%	7.00%
Bank of Canada overnight rate target, average %	0.80%	1.20%
HPI - Housing Price Index, y/y % change	4.00%	3.40%
USDCAD exchange rate, average	1.29	1.26
Pessimistic scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(9.90%)	1.40%
Unemployment rate, average %	13.10%	4.00%
Pessimistic scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.10%	1.20%
Unemployment rate, average %	6.10%	4.60%
Pessimistic scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(11.40%)	0.00%
Unemployment rate, average %	9.50%	4.00%
Pessimistic scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	0.90%
Unemployment rate, average %	5.80%	5.20%
Pessimistic scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(5.60%)	2.20%
Unemployment rate, average %	10.90%	6.90%
Pessimistic scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.60%	1.20%
Unemployment rate, average %	7.50%	8.40%
Pessimistic scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(2.50%)	2.50%
Unemployment rate, average %	10.60%	7.00%
Pessimistic scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.60%	2.60%
Unemployment rate, average %	8.00%	8.30%
Pessimistic scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.60%)	2.30%
Unemployment rate, average %	13.40%	10.00%
Pessimistic scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.40%	2.40%
Unemployment rate, average %	10.20%	10.10%
Pessimistic scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.00%)	2.80%
Pessimistic scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.80%	2.80%
Pessimistic scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	23	53
Pessimistic scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	41	48
Pessimistic scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	2.29	2.70
Pessimistic scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	2.68	2.85
Pessimistic scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	(5.00%)	2.14%
Pessimistic scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	5.00%	2.41%
Severe Pessimistic [Member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(19.10%)
Unemployment rate, average %	16.60%
Bank of Canada overnight rate target, average %	0.30%
HPI - Housing Price Index, y/y % change	(10.90%)
USDCAD exchange rate, average	1.52
Severe Pessimistic [Member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	7.50%
Unemployment rate, average %	8.30%
Bank of Canada overnight rate target, average %	0.50%
HPI - Housing Price Index, y/y % change	3.90%
USDCAD exchange rate, average	1.35
Severe Pessimistic [Member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(14.90%)
Unemployment rate, average %	15.10%
Severe Pessimistic [Member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	6.10%
Unemployment rate, average %	9.10%
Severe Pessimistic [Member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(16.20%)
Unemployment rate, average %	11.90%
Severe Pessimistic [Member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.00%
Unemployment rate, average %	7.50%
Severe Pessimistic [Member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(10.70%)
Unemployment rate, average %	13.30%
Severe Pessimistic [Member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.60%
Unemployment rate, average %	9.20%
Severe Pessimistic [Member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(6.20%)
Unemployment rate, average %	12.80%
Severe Pessimistic [Member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.40%
Unemployment rate, average %	9.70%
Severe Pessimistic [Member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.20%)
Unemployment rate, average %	15.60%
Severe Pessimistic [Member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.10%
Unemployment rate, average %	11.90%
Severe Pessimistic [Member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(6.50%)
Severe Pessimistic [Member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.30%
Severe Pessimistic [Member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	20
Severe Pessimistic [Member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	30
Severe Pessimistic [Member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	2.19
Severe Pessimistic [Member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	2.37
Severe Pessimistic [Member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	(8.30%)
Severe Pessimistic [Member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	5.20%